Other Financial Assets - Summary of Credit Rating Quality Analysis of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other financial assets [line items]
Other Financial Assets	$ 178,103,536	$ 174,440,243
Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	568,305	$ 128,010
Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	11,631,346
Debtors for Sale of Foreign Currency | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	31,875,354
Debtors for Cash sale of Government Securities to be Settled | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	68,376,885
Sundry Debtors | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	568,305
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	49,245,412
Mutual Funds | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	5,555,688
Premiums from financial guarantee contracts | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	11,359,506
Interest accrued receivable | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	55,421
Fiduciary Participation Certificates | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	3,924
Balances from claims pending recovery | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Not yet due | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	11,631,346
Not yet due | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	31,875,354
Not yet due | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	68,908,835
Not yet due | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	49,245,412
Not yet due | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	5,555,688
Not yet due | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	11,359,506
Not yet due | Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	55,421
Not yet due | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	3,924
Impaired/Uncollectible | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	36,355
Impaired/Uncollectible | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	$ 0